NOTES PAYABLE (Details 7) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Premium		$ 1,249,994	$ 0
Beneficial Conversion Feature	$ 1,389,129	(1,389,129)
Convertible Notes Payable (December 2016 to December 2017) [Member] | Joint Venture Partner [Member]
Principal	4,999,975	4,999,975
Interest		1,054,555
Premium		1,249,994
Total Conversion Amount		7,304,523
Beneficial Conversion Feature		$ 762,301
Number of Shares Converted		779,461
Chinese Convertible Loan [Member] | Joint Venture Partner [Member]
Principal	500,000	$ 500,000
Interest		33,556
Premium		0
Total Conversion Amount		533,556
Beneficial Conversion Feature		$ 76,230
Number of Shares Converted		62,629
Convertible Notes Payable (December 2017 to March 2018) [Member] | Joint Venture Partner [Member]
Principal	3,611,400	$ 3,611,400
Interest		201,928
Premium		0
Total Conversion Amount		3,813,328
Beneficial Conversion Feature		$ 550,598
Number of Shares Converted		406,918
Convertible Notes Payable [Member]
Principal	$ 9,111,375	$ 9,111,375
Interest		1,290,039
Premium		1,249,994
Total Conversion Amount		11,651,407
Beneficial Conversion Feature		$ 1,389,129
Number of Shares Converted		1,249,008